UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08388

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
COMMON STOCKS (97.9%)
(Unless Otherwise Noted)
Australia (12.6%)
Airlines
Qantas Airways Ltd.	1,511,885	$3,815

Biotechnology
CSL Ltd.	82,195	2,426

Chemicals
Incitec Pivot Ltd.	1,180,357	2,947
Nufarm Ltd.	143,709	1,439
		4,386
Commercial Banks
Australia & New Zealand Banking Group Ltd.	202,152	4,350
Commonwealth Bank of Australia	63,420	2,895
National Australia Bank Ltd.	218,452	5,928
Westpac Banking Corp.	192,164	4,450
		17,623
Construction & Engineering
Boart Longyear Group (a)	9,275,459	2,619

Diversified Financial Services
ASX Ltd.	132,033	4,100

Food & Staples Retailing
Woolworths Ltd.	104,267	2,691

Industrial Conglomerates
CSR Ltd.	1,171,704	1,943

Information Technology Services
Computershare Ltd.	347,873	3,425

Insurance
QBE Insurance Group Ltd.	151,447	3,214
Suncorp-Metway Ltd.	314,500	2,464
		5,678
Media
Fairfax Media Ltd.	3,966,621	6,001

Metals & Mining
BHP Billiton Ltd.	90,780	3,022
BlueScope Steel Ltd.	1,131,951	2,926
OneSteel Ltd.	1,115,742	2,982
		8,930
Textiles, Apparel & Luxury Goods
Billabong International Ltd.	485,428	5,139
		68,776
China (12.4%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	3,635,000	3,865

Commercial Banks
Bank of China Ltd., Class H	9,646,900	5,079
China Citic Bank, Class H	4,157,000	2,741
China Construction Bank Corp., Class H	12,146,000	9,701
Industrial & Commercial Bank of China, Class H	5,834,000	4,396
		21,917
Construction Materials
Anhui Conch Cement Co., Ltd., Class H	499,000	3,326

Diversified Telecommunication Services
China Communications Services Corp., Ltd., Class H	1,112,000	608

Energy Equipment & Services
China Oilfield Services Ltd., Class H	808,000	754

Health Care Providers & Services
Sinopharm Group Co., Class H (a)	54,400	138

Independent Power Producers & Energy Traders
Datang International Power Generation Co., Ltd., Class H	1,346,000	703

Industrial Conglomerates
Beijing Enterprises Holdings Ltd.	266,500	1,412
Shanghai Industrial Holdings Ltd.	678,000	3,057
		4,469
Insurance
China Life Insurance Co., Ltd., Class H	1,393,000	6,066
Ping An Insurance Group Co. of China Ltd., Class H	480,000	3,809
		9,875
Metals & Mining
China Zhongwang Holdings Ltd. (a)	2,243,200	2,205

Oil, Gas & Consumable Fuels
PetroChina Co., Ltd., Class H	4,816,000	5,444

Real Estate Management & Development
Sino-Ocean Land Holdings Ltd.	1,322,500	1,198

Specialty Retail
Belle International Holdings Ltd.	2,196,000	2,255
GOME Electrical Appliances Holdings Ltd. (a)	15,730,340	4,202
		6,457
Textiles, Apparel & Luxury Goods
361 Degrees International Ltd. (a)	416,000	209
China Dongxiang Group Co.	1,488,400	993
		1,202
Wireless Telecommunication Services
China Mobile Ltd.	591,000	5,765
		67,926
Hong Kong (5.0%)
Commercial Banks
BOC Hong Kong Holdings Ltd.	766,000	1,680
Hang Seng Bank Ltd.	99,900	1,440
		3,120
Construction Materials
China Resources Cement Holdings Ltd. (a)	216,000	110

Distributors
Li & Fung Ltd.	496,000	2,000

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Hong Kong (cont'd)
Electric Utilities
Cheung Kong Infrastructure Holdings Ltd.	114,000	$408
CLP Holdings Ltd.	61,500	417
		825
Gas Utilities
Hong Kong & China Gas Co., Ltd.	191,000	483

Hotels, Restaurants & Leisure
Wynn Macau Ltd. (a)	539,600	709

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	895,400	2,082

Industrial Conglomerates
Hutchison Whampoa Ltd.	139,000	1,003

Metals & Mining
Fushan International Energy Group Ltd. (a)	2,176,000	1,460

Real Estate Management & Development
Cheung Kong Holdings Ltd.	176,000	2,234
China Resources Land Ltd.	210,000	460
Hongkong Land Holdings Ltd.	385,000	1,675
Hopewell Holdings Ltd.	505,000	1,587
New World Development Ltd.	1,034,800	2,227
Shimao Property Holdings Ltd.	317,500	538
Swire Pacific Ltd., Class A	56,000	658
Wharf Holdings Ltd.	786,187	4,174
		13,553
Specialty Retail
Esprit Holdings Ltd.	325,700	2,185
		27,530
India (1.3%)
Automobiles
Hero Honda Motors Ltd.	64,675	2,248

Commercial Banks
HDFC Bank Ltd.	85,127	2,921

Electrical Equipment
Bharat Heavy Electricals Ltd.	43,416	2,102
		7,271
Indonesia (3.9%)
Automobiles
Astra International Tbk PT	930,500	3,211

Commercial Banks
Bank Central Asia Tbk PT	5,020,500	2,402
Bank Mandiri Tbk PT	4,141,000	2,014
Bank Rakyat Indonesia Tbk PT	3,213,500	2,494
		6,910
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	1,735,500	1,903

Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	4,701,500	4,208

Food Products
Indofood Sukses Makmur Tbk PT	1,438,500	450

Gas Utilities
Perusahaan Gas Negara PT	4,021,000	1,519

Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	9,857,500	3,289
		21,490
Japan (45.5%)
Auto Components
Toyoda Gosei Co., Ltd.	60,300	1,763

Automobiles
Nissan Motor Co., Ltd. (a)	817,400	5,527
Suzuki Motor Corp.	238,700	5,571
Toyota Motor Corp.	193,600	7,700
Yamaha Motor Co., Ltd.	215,100	2,653
		21,451
Building Products
Daikin Industries Ltd.	164,600	5,923
Nippon Sheet Glass Co., Ltd.	681,000	2,276
Sanwa Holdings Corp.	437,000	1,504
		9,703
Chemicals
Daicel Chemical Industries Ltd.	719,000	4,341
Denki Kagaku Kogyo KK	926,000	3,817
Kaneka Corp.	553,000	3,974
Lintec Corp.	161,200	3,071
Mitsubishi Chemical Holdings Corp.	619,000	2,572
Nifco, Inc.	137,200	2,737
Shin-Etsu Polymer Co., Ltd.	275,300	1,969
Teijin Ltd.	912,000	2,845
Toyo Ink Manufacturing Co., Ltd.	489,000	1,830
		27,156
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.	289,000	3,979
Nissha Printing Co., Ltd.	55,700	2,848
		6,827
Computers & Peripherals
Fujitsu Ltd.	1,069,000	6,991
NEC Corp. (a)	1,152,000	3,619
Toshiba Corp. (a)	1,180,000	6,191
		16,801
Construction & Engineering
Kyudenko Corp.	224,000	1,422
Maeda Road Construction Co., Ltd.	173,000	1,555
Obayashi Corp.	722,000	3,161
Sanki Engineering Co., Ltd.	128,000	1,074
		7,212
Consumer Finance
Hitachi Capital Corp.	187,800	2,306

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	81,400	3,772

Electric Utilities
Tokyo Electric Power Co., Inc. (The)	71,500	1,876

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Japan (cont’d)
Electrical Equipment
Furukawa Electric Co., Ltd.	951,000	$3,867

Electronic Equipment, Instruments & Components
FUJIFILM Holdings Corp.	151,100	4,528
Hitachi High-Technologies Corp.	115,600	2,417
Hitachi Ltd. (a)	884,000	2,718
Kyocera Corp.	72,900	6,765
Mitsumi Electric Co., Ltd.	209,100	4,514
Ryosan Co., Ltd.	99,700	2,566
TDK Corp.	72,800	4,209
		27,717
Food & Staples Retailing
FamilyMart Co., Ltd.	114,500	3,686

Food Products
House Foods Corp.	113,200	1,895
Nippon Meat Packers, Inc.	181,000	2,327
		4,222
Household Durables
Casio Computer Co., Ltd.	343,400	2,804
Panasonic Corp.	437,500	6,448
Sekisui Chemical Co., Ltd.	579,000	3,367
Sekisui House Ltd.	330,000	2,978
Sony Corp.	119,300	3,529
		19,126
Leisure Equipment & Products
Yamaha Corp.	211,400	2,501

Machinery
Amada Co., Ltd.	469,000	3,156
Daifuku Co., Ltd.	324,000	2,169
Fuji Machine Manufacturing Co., Ltd.	114,600	1,353
Fujitec Co., Ltd.	184,000	1,046
Kurita Water Industries Ltd.	133,200	4,778
Minebea Co., Ltd.	564,000	2,589
Mitsubishi Heavy Industries Ltd.	1,398,000	5,295
Tsubakimoto Chain Co.	589,000	2,408
		22,794
Media
Toho Co., Ltd.	82,600	1,400

Metals & Mining
Mitsui Mining & Smelting Co., Ltd. (a)	931,000	2,385
Nippon Steel Corp.	383,000	1,400
		3,785
Office Electronics
Canon, Inc.	204,500	8,270
Ricoh Co., Ltd.	435,000	6,338
		14,608
Pharmaceuticals
Astellas Pharma, Inc.	153,500	6,310
Daiichi Sankyo Co., Ltd.	265,800	5,487
Ono Pharmaceutical Co., Ltd.	98,600	5,129
		16,926
Road & Rail
East Japan Railway Co.	59,900	4,311

Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.	60,500	4,233

Software
Nintendo Co., Ltd.	24,100	6,175

Textiles, Apparel & Luxury Goods
Nisshinbo Holdings, Inc.	225,000	2,394

Trading Companies & Distributors
Marubeni Corp.	558,000	2,816
Mitsubishi Corp.	372,200	7,530
Nagase & Co., Ltd.	190,000	2,349
		12,695
		249,307
Malaysia (0.9%)
Commercial Banks
CIMB Group Holdings Bhd	469,600	1,506

Construction & Engineering
IJM Corp. Bhd	682,150	887

Diversified Financial Services
AMMB Holdings Bhd	1,056,200	1,300

Electric Utilities
Tenaga Nasional Bhd	513,000	1,214
		4,907
Philippines (0.6%)
Diversified Financial Services
Ayala Corp.	375,758	2,411
Metro Pacific Investments Corp. (a)	9,229,000	646
		3,057
Singapore (1.5%)
Commercial Banks
DBS Group Holdings Ltd.	178,000	1,678
United Overseas Bank Ltd.	81,500	971
		2,649
Diversified Financial Services
Singapore Exchange Ltd.	360,000	2,152

Diversified Telecommunication Services
Singapore Telecommunications Ltd.	701,000	1,617

Industrial Conglomerates
Keppel Corp. Ltd.	111,000	638

Media
Singapore Press Holdings Ltd.	133,000	364

Real Estate Management & Development
CapitaLand Ltd.	125,000	330

Transportation Infrastructure
CWT Ltd.	1,451,000	675
		8,425
South Korea (7.9%)
Automobiles
Hyundai Motor Co.	5,696	539

Chemicals
Cheil Industries, Inc.	40	2
LG Chem Ltd.	14,802	2,751
OCI Co., Ltd.	12,651	2,834
SSCP Co., Ltd. (a)	71,730	530
		6,117

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
South Korea (cont’d)
Commercial Banks
Hana Financial Group, Inc.	68,490	$2,360
KB Financial Group, Inc. (a)	78,983	4,056
Shinhan Financial Group Co., Ltd. (a)	104,346	4,162
		10,578
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	45,744	2,485

Diversified Telecommunication Services
LG Dacom Corp.	16,450	279

Electronic Equipment, Instruments & Components
LG Display Co., Ltd.	45,250	1,302

Food & Staples Retailing
Shinsegae Co., Ltd.	5,874	2,966

Household Durables
LG Electronics, Inc.	541	58
Woongjin Coway Co., Ltd.	67,430	2,166
		2,224
Industrial Conglomerates
LG Corp.	24,247	1,626

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	1,815	371

Internet Software & Services
NHN Corp. (a)	4,413	650

Marine
Hanjin Shipping Co., Ltd.	12,970	226

Media
Cheil Worldwide, Inc.	5,464	1,347

Personal Products
Amorepacific Corp.	843	604

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	14,038	9,710
Samsung Electronics Co., Ltd. (Preference)	4,822	2,018
		11,728
		43,042
Taiwan (6.0%)
Capital Markets
Yuanta Financial Holding Co., Ltd.	2,028,000	1,519

Chemicals
Taiwan Fertilizer Co., Ltd.	335,000	1,213

Computers & Peripherals
Acer, Inc.	894,067	2,307
HTC Corp.	71,430	794
Wistron Corp.	427,230	804
Wistron Corp. GDR	28,170	524
		4,429
Diversified Financial Services
Fubon Financial Holding Co., Ltd. (a)	2,001,000	2,286

Electronic Equipment, Instruments & Components
AU Optronics Corp.	2,003,970	1,971
HON HAI Precision Industry Co., Ltd.	1,942,062	7,886
		9,857
Insurance
Cathay Financial Holding Co., Ltd. (a)	1,740,350	2,925

Metals & Mining
China Steel Corp.	1,910,000	1,798

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co.	1,079,000	1,542
Taiwan Semiconductor Manufacturing Co., Ltd.	3,488,592	7,083
		8,625
		32,652
Thailand (0.3%)
Commercial Banks
Kasikornbank PCL (Foreign)	351,700	926

Oil, Gas & Consumable Fuels
Banpu PCL (Foreign)	74,500	955
		1,881
TOTAL COMMON STOCKS (Cost $475,164)		536,264

INVESTMENT COMPANY (1.4%)
India (1.4%)
Diversified Financial Services
Morgan Stanley Growth Fund (a)(b) (Cost $1,254)	6,860,401	7,775

	No. of Rights
RIGHTS (0.0%)
Malaysia (0.0%)
Construction & Engineering
IJM Corp. Bhd, expires 10/16/09 (a)(c) (Cost $—)	68,215	5

	Shares
SHORT-TERM INVESTMENT (0.6%)
United States (0.6%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $3,066)	3,066,389	3,066
TOTAL INVESTMENTS (99.9%) (Cost $479,484) +		547,110
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		791
NET ASSETS (100%)		$547,901

(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $1,254,000 at September 30, 2009. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $33,000 relating to the Fund's investment in the Morgan Stanley Growth Fund. For the period ended September 30, 2009, the Fund had no purchases or sales of the security. The Fund invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Fund. For the same period, income distributions earned by the Fund were recorded as dividends from affiliates and totaled approximately $10,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $36,526,000 and $72,549,000, respectively.

(c)

At September 30, 2009, the Fund held approximately $5,000 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

@	Value is less than $500.

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $479,484,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $67,626,000 of which $116,416,000 related to appreciated securities and $48,790,000 related to depreciated securities.

GDR	Global Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	716	$92	10/1/09	USD	92	$92	$—	@
HKD	283	36	10/1/09	USD	36	36	—	@
IDR	142,602	15	10/1/09	USD	15	15	—	@
IDR	147,424	15	10/1/09	USD	15	15	—	@
IDR	132,909	14	10/1/09	USD	14	14	—	@
JPY	3,069	34	10/1/09	USD	34	34	—	@
USD	187	187	10/2/09	AUD	213	188	1
USD	110	110	10/6/09	HKD	851	110	—	@
USD	31	31	10/1/09	IDR	301,336	31	—	@
USD	18	18	10/2/09	IDR	173,058	18	—	@
		$552				$553	$1

AUD	—	Australian Dollar
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$3,815	$—	$—	$3,815
Auto Components	1,763	—	—	1,763
Automobiles	31,314	—	—	31,314
Biotechnology	2,426	—	—	2,426
Building Products	9,703	—	—	9,703
Capital Markets	1,519	—	—	1,519
Chemicals	38,872	—	—	38,872
Commercial Banks	68,150	—	—	68,150
Commercial Services & Supplies	6,827	—	—	6,827
Computers & Peripherals	21,230	—	—	21,230
Construction & Engineering	13,203	—	—	13,203
Construction Materials	5,339	—	—	5,339
Consumer Finance	2,306	—	—	2,306
Distributors	2,000	—	—	2,000
Diversified Financial Services	12,895	—	—	12,895
Diversified Telecommunication Services	10,484	—	—	10,484
Electric Utilities	3,915	—	—	3,915
Electrical Equipment	5,969	—	—	5,969
Electronic Equipment, Instruments & Components	38,876	—	—	38,876
Energy Equipment & Services	754	—	—	754
Food & Staples Retailing	9,343	—	—	9,343
Food Products	4,672	—	—	4,672
Gas Utilities	2,002	—	—	2,002
Health Care Providers & Services	138	—	—	138
Hotels, Restaurants & Leisure	709	—	—	709

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information: (cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets: (cont’d)
Common Stocks (cont’d)
Household Durables	$21,350	$—		$—	$21,350
Independent Power Producers & Energy Traders	2,785	—		—	2,785
Industrial Conglomerates	9,679	—		—	9,679
Information Technology Services	3,425	—		—	3,425
Insurance	18,849	—		—	18,849
Internet Software & Services	650	—		—	650
Leisure Equipment & Products	2,501	—		—	2,501
Machinery	22,794	—		—	22,794
Marine	226	—		—	226
Media	9,112	—		—	9,112
Metals & Mining	18,178	—		—	18,178
Office Electronics	14,608	—		—	14,608
Oil, Gas & Consumable Fuels	9,688	—		—	9,688
Personal Products	604	—		—	604
Pharmaceuticals	16,926	—		—	16,926
Real Estate Management & Development	15,081	—		—	15,081
Road & Rail	4,311	—		—	4,311
Semiconductors & Semiconductor Equipment	24,586	—		—	24,586
Software	6,175	—		—	6,175
Specialty Retail	8,642	—		—	8,642
Textiles, Apparel & Luxury Goods	8,735	—		—	8,735
Trading Companies & Distributors	12,695	—		—	12,695
Transportation Infrastructure	675	—		—	675
Wireless Telecommunication Services	5,765	—		—	5,765
Total Common Stocks	536,264	—		—	536,264
Forward Currency Contracts	—	1		—	1
Investment Company	7,775	—		—	7,775
Rights	—	5		—	5
Short-Term Investment
Investment Company	3,066	—		—	3,066
Total Assets	547,105	6		—	547,111

Liabilities:
Forward Currency Contracts	—	—	@	—	—	@
Total Liabilities	—	—	@	—	—	@
Total	$547,105	$6		$—	$547,111

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2009